Schedule of Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Nov. 30, 2024	Nov. 30, 2023
Evergreen Corporation [Member]
Subsidiary or Equity Method Investee [Line Items]
Formation and Operating Costs	$ 404,638	$ 246,392	$ 1,697,682	$ 1,343,438